Formation of the Company and Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended
	Aug. 07, 2013	Sep. 30, 2013	Apr. 30, 2013 Athlon Energy Inc	Aug. 07, 2013 Athlon Energy Inc	Aug. 07, 2013 Subsequent events Athlon Energy Inc	Aug. 07, 2013 Subsequent events Class A limited partners Athlon Energy Inc
Initial public offering
Shares of common stock issued in IPO	15,789,474				15,789,474
Per share price (in dollars per share)	$ 20.00			$ 20.00	$ 20.00
Net proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses (in dollars)	$ 295,600	$ 296,044			$ 295,600
Exchange Agreement Number of New Units Exchangeable Against Limited Partner Interest						1,855,563
Number of common stock exchangeable against each unit			1		1